Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fulfillment Expenses
Shipping costs	¥ 32,277	¥ 28,206	¥ 25,830
Marketing Expenses
Advertising expenses	111,154	113,663	149,545
Employee Benefits
Employee social benefits included as expenses	32,606	33,980	¥ 28,908
Leases
Capital leases	¥ 0	¥ 0
Segment Reporting
Number of operating segments | segment	1